Fair Value Measurements (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 5,931,416,000	$ 5,366,221,000
SAIC common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	89,951,000	108,969,000
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	1,722,727,000	1,616,263,000
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	1,499,759,000	1,396,566,000
Level 1 | SAIC common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	89,951,000	108,969,000
Level 1 | Self-directed brokerage fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	133,017,000	110,728,000
Total
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	1,722,727,000	1,616,263,000
Total | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	1,499,759,000	1,396,566,000
Total | SAIC common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	89,951,000	108,969,000
Total | Self-directed brokerage fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	133,017,000	110,728,000
Collective trusts—measured at NAV | Collective trusts—measured at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 4,208,689,000	$ 3,749,958,000